Operating, General And Administrative Expenses And Restructuring Costs	12 Months Ended
Aug. 31, 2019
Operating, General And Administrative Expenses And Restructuring Costs [Abstract]
Operating, General And Administrative Expenses And Restructuring Costs

23. OPERATING, GENERAL AND ADMINISTRATIVE EXPENSES AND RESTRUCTURING COSTS

		2018
	2019	(restated, note 2)
	$	$
Employee salaries and benefits(1)	663	1,158
Purchases of goods and services	2,514	2,420
	3,177	3,578
(1) For the year ended August 31, 2019, employee salaries and benefits include a recovery of $9 in employee-related restructuring costs compared to $423 in restructuring costs for the year ended August 31, 2018.